Document and Entity Information	9 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Entity Central Index Key	0001846832
Document Period End Date	Sep. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q3
Entity Registrant Name	DLocal Limited
Current Fiscal Year End Date	--12-31
Entity File Number	001-40451
Entity Address Address Line1	Dr. Luis Bonavita 1294
Entity Address City Or Town	Montevideo
Entity Address Country	UY
Entity Address Postal Zip Code	11300